                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                        Supplement dated August 1, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST  AND/OR                                                                 HELD BY TRUSTEE
                                 OFFICER
                                 SINCE
-------------------------------  -------     -----------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1977     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M        None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  AND/OR                                                                 HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------     -----------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1977     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M     None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  AND/OR                                                                 HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------     -----------------------------------------------------   ----------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1977     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M     None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  AND/OR                                                                 HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------     -----------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1977     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M     None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST  AND/OR                                                                 HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------     -----------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1977     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M      None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

               Supplement dated August 1, 2006 to the Statement of
                 Additional Information dated December 20, 2005,
                as supplemented March 31, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                    OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   AND/OR                                                                         HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------       -------------------------------------------                    --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946       1977       Director and Chairman, A I M Management Group Inc.               None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global
                                             investment management firm); and Trustee and Vice
                                             Chair of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker dealer);
                                             Chief Executive Officer, AMVESCAP PLC -- Managed
                                             Products; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

----------
1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954       2006       Director, Chief Executive Officer and President, A I M           None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director, A
                                             I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------
2 Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                       2